Cover	Sep. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2020
Entity File Number	001-37477
Entity Registrant Name	Teladoc Health, Inc.
Entity Central Index Key	0001477449
Entity Tax Identification Number	04-3705970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Manhattanville Road
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	203
Local Phone Number	635-2002
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TDOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false